General and administrative	12 Months Ended
Feb. 28, 2021
Selling General And Administrative Expense [Abstract]
General and administrative
21	General and administrative

The following items have been included in arriving at general and administrative:

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Management fees	1,721,830	915,000	918,353
Legal fees	5,263,332	36,032	—
Professional fees	1,015,413	86,693	25,358
Consultancy fees	771,314	68,500	43,609
Staff cost	5,185,095	325,598	—
Travelling expenses	70,237	4,567	87,884
Depreciation of right-of-use assets	115,931	—	—

Management fees relate to staff costs, accounting and administrative support services and office space recharges from related parties.

Government grants received is offset against staff cost during the financial year. Government grants received during the financial year are the Jobs Support Scheme (“JSS”) and Wages Credit Scheme (“WCS”) amounting to US$72,832 and US$1,627, respectively. The JSS is a temporary scheme introduced in the Singapore Budget 2020 to help enterprises retain local employees. Under the JSS, employers will receive cash grants in relation to the gross monthly wages of eligible employees. WCS is introduced to support businesses embarking on transformation efforts and encourage sharing of productivity gains with workers.